LEASES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Leases
LEASES

NOTE 13 – LEASES

The Company has various operating leases for its office space and retail space.

Operating lease right-of-use assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate the present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rate for each leases based primarily on its lease term.

Certain lease agreements may include renewal options that are exercisable at the Company’s discretion. The Company includes renewal periods in the lease term when it is reasonably certain that the renewal option will be exercised. For leases where the renewal is not reasonably certain, the extension options are excluded from the measurement of lease liabilities and right-of-use assets. The lease term used reflects only the non-cancellable period and any renewal options that the Company is reasonably certain to exercise.

Operating lease expenses were $197,511 and $150,385   for the six months ended September 30, 2025 and 2024, respectively. The Company did not have short-term leases or subleases for the six months ended September 30, 2025 and 2024. Lease payments are fixed and increase annually according to the stated terms in the lease agreements. The Company does not have any variable lease payments.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Six months ended September 30,
	2025	2024
Lease cost
Operating lease cost	$197,511	$150,385

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$36,000	$-
Weighted average remaining lease term – operating leases (in years)	2.19	1.25
Average discount rate – operating lease	4.75%	4.75%

The supplemental balance sheet information related to leases is as follows:

	September 30, 2025	March 31, 2025
Operating leases
Right-of-use assets	$463,787	$644,515
Operating lease liabilities	$390,709	$412,790

The undiscounted future minimum lease payment schedule as follows:

For the year ending March 31,
2026 (6 months remaining)	$37,080
2027	75,272
2028	77,531
2029	79,856
2030	82,252
Thereafter	127,706
Total undiscounted lease payments	479,697
Less: interest	(88,988)
Total lease liabilities	$390,709

NOTE 14 – LEASES

The Company has various operating leases for its office space and retail space.

Operating lease right-of-use assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate the present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rate for each leases based primarily on its lease term.

Certain lease agreements may include renewal options that are exercisable at the Company’s discretion. The Company includes renewal periods in the lease term when it is reasonably certain that the renewal option will be exercised. For leases where the renewal is not reasonably certain, the extension options are excluded from the measurement of lease liabilities and right-of-use assets. The lease term used reflects only the non-cancellable period and any renewal options that the Company is reasonably certain to exercise.

Operating lease expenses were $330,671 and $126,302 for the years ended March 31, 2025 and 2024, respectively. The Company did not have short-term leases or subleases for the years ended March 31, 2025 and 2024. Lease payments are fixed and increase annually according to the stated terms in the lease agreements. The Company does not have any variable lease payments.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	Years ended March 31,
	2025	2024
Lease cost
Operating lease cost	$330,671	$126,302

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$338,389	$356,441
Weighted average remaining lease term – operating leases (in years)	6.57	1.75
Average discount rate – operating lease	7.00%	4.75%

The supplemental balance sheet information related to leases is as follows:

	March 31, 2025	March 31, 2024
Operating leases
Right-of-use assets	$644,515	$539,946
Operating lease liabilities	$412,790	$314,775

The undiscounted future minimum lease payment schedule as follows:

For the year ending March 31,
2026	$73,080
2027	75,272
2028	77,530
2029	79,856
2030	82,252
Thereafter	127,706
Total undiscounted lease payments	515,696
Less: interest	(102,906)
Total lease liabilities	$412,790